EXHIBIT 99.2
Copy of the unaudited condensed balance sheets as of March 31, 2006 and December 31,
2005, the unaudited condensed statements of income and comprehensive income for the three month periods ended March 31, 2006 and March 31, 2005, the unaudited condensed statements of changes in shareholders' equity for the three month period ended March 31,
2006 and for the year ended December 31, 2005, and the unaudited condensed statements of cash flows for the three month periods ended March 31, 2006 and March 31, 2005, all of XL Financial Assurance Ltd., are incorporated herein by reference from Exhibit 99.2 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended March
31, 2006, as filed with the Commission on May 5, 2006.